As filed with the Securities and Exchange Commission on December 30, 1998

                           Registration No. 2-75503

------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
      Pre-Effective Amendment No.  _____
      |_|
      Post-Effective Amendment No.   57
      |X|

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.   57
      |X|

------------------------------------------------------------------------------

                           MAXIM SERIES FUND, INC.
              (Exact Name of Registrant as Specified in Charter)
                             8515 E. Orchard Road
                          Englewood, Colorado 80111

             Registrant's Telephone Number, including Area Code:
                                (303) 689-3000

                                W. T. McCallum
                    President and Chief Executive Officer
                 Great-West Life & Annuity Insurance Company
                             8515 E. Orchard Road
                          Englewood, Colorado 80111

                   (Name and Address of Agent for Service)

                         Copies of Communications to:
                           James F. Jorden, Esquire
                     Jorden Burt Berenson & Johnson, LLP
                       1025 Thomas Jefferson St. N. W.
                                Suite 400 East
                         Washington, D. C. 20007-0805

      Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485 |_| on pursuant to paragraph (b) of Rule 485 |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |X| on March 1, 1999 pursuant to paragraph (a)(1) of Rule 485 |_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Securities of an open-end investment company.

                               EXPLANATORY NOTE

This Post-Effective Amendment shall not supersede or affect this Registration Statement as it applies to the Prospectus or Statement of Additional Information for the Maxim MidCap Portfolio Post Effective Amendment to the Registration Statement No. 56.

This Post-Effective Amendment shall not supersede or affect this Registration Statement as it applies to the Prospectuses or Statements of Additional Information for the Money Market, Bond, Stock Index, U.S. Government Securities, Small-Cap Index, International Equity, Maxim T.Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR, Small-Cap Value, Maxim INVESCO Balanced, Corporate Bond, Short-Term Maturity Bond, Value Index, Growth Index, Small-Cap Aggressive Growth, Blue Chip, MidCap Growth, U.S. Government Mortgage, Investment Grade Corporate Bond, Foreign Equity, Aggressive Profile, Moderately Aggressive Profile, Moderate Profile, Moderately Conservative Profile and Conservative Profile Portfolios.

                           MAXIM SERIES FUND, INC.
                    Maxim Vista Growth & Income Portfolio
                8515 E. Orchard Rd., Englewood, Colorado 80111
                           Phone No. (303) 689-3000


      This prospectus explains the objectives, risks and strategies of the Maxim Vista Growth & Income Portfolio ("Portfolio")

      The Portfolio is one of several mutual funds that comprise the Maxim Series Fund, Inc. ("Fund")

      The Portfolio's objective is long-term growth and dividend income

      The  Portfolio  seeks to achieve this  objective by investing all of
         its  assets  in  the  Vista   Growth  and  Income   Portfolio   ("Vista
         Portfolio"), another mutual fund

      The Portfolio's  investment adviser is GW Capital  Management,  LLC,
         ("GW Capital"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A")

      The Portfolio is available only as an investment option for certain variable annuity contracts. Therefore you cannot purchase shares of the Portfolio directly; rather you must own one of those contracts that makes the Portfolio available for investment.

      Mutual fund shares are not deposits, obligations of, or guaranteed by, any Depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of principal.


 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                 The date of this Prospectus is March 1, 1998

                              TABLE OF CONTENTS
                                                                            Page

The Portfolio at a Glance.........................................3

      Investment Objective........................................3
      Principal Investment Strategy...............................3
      Principal Investment Risks..................................3

Portfolio Performance Information.................................4
      Year by Year Performance Returns............................4
      Highest and Lowest Quarter Returns..........................4
      Average Annual Total Return.................................4

The Portfolio in Detail...........................................5

      The Maxim Vista Growth & Income Portfolio...................5
      Investment Objective........................................5
      Principal Investment Strategy...............................5
      Principal Investment Risks..................................5
      Management of the Portfolio and the Vista Portfolio.........7
      Year 2000 Issues............................................7

Important Information About Your Investment.......................8

      Investing In the Portfolio..................................8

      Share Price.................................................8

      Dividends and Capital Gain Distributions....................8

      Tax Consequences............................................8

      Annual and Semi-Annual Shareholder Reports..................9

Change in Investment Strategy.....................................9

Financial Highlights..............................................10

Statement of Additional Information............................Back Cover

                          THE PORTFOLIO AT A GLANCE

Maxim Vista Growth & Income Portfolio

      The following information is only a summary of important information you should know about the Portfolio. Detailed information is included elsewhere in this prospectus and the Statement of Additional Information ("SAI") and should be read in addition to this summary.

Investment Objective:

      The Portfolio seeks long term capital growth and dividend income. As with any mutual fund, there is no guarantee that the Portfolio will achieve its objectives. The Portfolio's share price will fluctuate and your shares could be worth more or less than what you paid for them

Principal Investment Strategy:

      The Portfolio invests all of its assets in the Vista Portfolio. Under normal market conditions, the Vista Portfolio invests at least 80% of its total assets in common stocks of a broad range of companies most of which have a market capitalization above $1 billion. Market capitalization is the total market value of a company's shares.

Principal Investment Risks:

    The Portfolio is considered "non-diversified" because it invests all of its assets in one issuer, the Vista Portfolio. Thus, the performance of the Portfolio depends on the performance of the Vista Portfolio. Due to this investment structure, the Portfolio is subject to all of the risks to which the Vista Portfolio is subject.

    The Vista Portfolio is also non-diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified mutual fund would. Since a relatively high percentage of the Vista Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Vista Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

    The Vista Portfolio will invest in common stocks. Stocks and stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

    The Vista Portfolio may invest in foreign securities. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market

    The Vista Portfolio's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      PORTFOLIO PERFORMANCE INFORMATION

The bar chart and table below provide an indication of the risk of investment in the Portfolio. The bar chart shows the Portfolio's performance in each calendar year since inception. The table shows how the Portfolio's average annual total return for the one year and since inception periods compare to a broad based stock market index. The returns shown below are historical and are not an indication of future performance.

Year By Year Performance Returns:

[OBJECT OMITTED]

1998                1997                1996                1995                December 21, 1994 to
                                                                                December 31, 1994*

xx%                 29.33%              20.01%              22.25%              xx%


* For 1994 the period is from December 21, 1994 [inception] to December 31,
1994

Highest and Lowest Quarter Returns:

During the periods shown in the chart the highest return for a quarter was % (Quarter ending , 199 ) and the Lowest return for a quarter was % (Quarter ending , 199 ).

The year-to-date return as of January 31, 1999 for the Portfolio was %.

Average Annual Total Return for the
Periods Ending December 31, 1998:

                         1 Year        Since Inception
                                      of the Portfolio
Maxim Vista Growth
& Income Portfolio
Lipper Growth &
Income Fund Index
S&P 500 Index

                             THE PORTFOLIO IN DETAIL

The Maxim Vista Growth & Income Portfolio

Investment Objective:

      The Portfolio seeks long term capital growth and dividend income.

Principal Investment Strategy:

      To achieve this objective, the Portfolio invests all of its assets in the Vista Portfolio. Therefore, the Portfolio's investment objectives are identical to those of the Vista Portfolio. The risks described below apply to the Portfolio as well as the Vista Portfolio. The investment strategies of the Vista Portfolio, described below, will directly influence the value of the Portfolio's shares.

      Under normal circumstances the Vista Portfolio invests at least 80% of its total assets in common stocks of a broad range of companies, most of which have a market capitalization above $1 billion. Market capitalization is the total market value of a company's shares. Vista Portfolio's investment advisers do quantitative analysis and research to identify stocks which they believe are undervalued and which appear ready to increase in value.

      The Vista Portfolio may invest up to 20% of its total assets in foreign securities. These investments may include depositary receipts. The Vista Portfolio may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

      The Vista Portfolio may invest any portion of its assets that aren't in stocks in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Vista Portfolio may put any amount of its assets in these investments as well as in U.S. Government debt securities and investment grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its assets in U.S. Government debt securities.

      The Vista Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Vista Portfolio may use derivatives to hedge various market risks or to increase the Vista Portfolio's income or gain.

Principal Investment Risks

      All mutual funds carry a certain amount of risk. You will lose money if you sell your shares for less than you paid for them. Some of the specific risks of investing in this Portfolio are described below.

MasterFeeder Structure:

      Unlike most other mutual funds, the Portfolio does not directly acquire and manage its own portfolio of securities. Rather, the Portfolio invests all of its assets in another mutual fund, the Vista Portfolio. This investment relationship is referred to as a master/feeder relationship. The Portfolio is referred to as a "feeder" fund because it invests all of its assets in the "master" fund, the Vista Portfolio. The Vista Portfolio is referred to as a "master" fund because in addition to the Portfolio there are other funds which "feed" (that is, invest) their assets to the Vista Portfolio.

      There are some general risks that are specifically associated with the master/feeder relationship. For example, if a large "feeder" fund withdraws from the Vista Portfolio, the remaining funds may experience higher operating expenses. Higher expenses may produce lower returns. A large "feeder" fund's withdrawal may also result in the Vista Portfolio's investment holdings being less diversified which will increase portfolio risk. This latter risk also exists for traditionally structured funds which have large and/or institutional investors.

      A change in the Vista Portfolio's objectives, policies or restrictions this may require the Portfolio to redeem its interest in the Vista Portfolio. This could result in a distribution of securities to the Portfolio by the Vista Portfolio, as opposed to a cash distribution. A distribution of securities may mean additional brokerage fees or other transaction costs to convert the distributed securities to cash. A distribution of this type may also result in the Portfolio being less diversified and less liquid.

Equity Securities:

      Equity securities, such as common stocks, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and those fluctuations can be pronounced. Changes in the value of the Vista Portfolio's investments will result in changes in the value of its shares and, consequently, the value of the shares of the Portfolio.

Foreign Securities:

      Investments in foreign securities may have higher risks than United States investments. Higher risks result from the following possibilities:

      * Less publicly available information *Different settlement procedures * Smaller and less liquid securities markets * Difficulty converting investments into cash * Political and economic
      instability  *  Imposition  of  government   controls  *  Higher
      brokerage commissions and custody costs * Different regulations and standards

      These risks increase when investing in securities issued in developing countries. Changes in currency exchange rates also affect foreign securities since they are normally denominated and traded in foreign currencies. Additionally, investment in unsponsored depositary receipts may carry higher risks than sponsored depositary receipts due to less available information about the issuer and different voting privileges.

Convertible Securities:

      The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. The value of these securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Money Market and Debt Obligations:

      If the Vista Portfolio invests a substantial portion of its assets in money market instruments and debt obligations, the Portfolio's investment objective may not be achieved.

Real Estate Investment Trusts:

      The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

Derivatives:

      Derivatives may be more risky than other types of investments and they could cause losses that exceed the Vista Portfolio's original investment.

             MANAGEMENT OF THE PORTFOLIO AND THE VISTA PORTFOLIO

Maxim Vista Growth & Income Portfolio

      GW Capital provides investment advisory, accounting and administrative services for the Portfolio. GW Capital's address is 8515 East Orchard Road, Englewood, Colorado 80111. GW Capital provides investment management services for mutual funds and other investment portfolios representing assets of over $xx billion. GW Capital (and its predecessor company, The Great-West Life Assurance Company) has been providing investment management services since 1969.

      The aggregate fee paid to GW Capital for the Portfolio's fiscal year ending October 31, 1998 was 0.53% of the average daily net assets of the Portfolio.

Vista Growth and Income Portfolio

      The investment adviser of the Vista Portfolio is The Chase Manhattan Bank ("Chase"), 270 Park Avenue, New York, New York 10017. Chase Asset Management, Inc. is the sub-adviser to the Vista Portfolio. Chase Asset Management's address is 1211 Avenue of the Americas, New York, New York 10036. Chase Asset Management makes the day to day investment decisions for the Vista Portfolio.

      The aggregate fee paid to Chase for the Vista Portfolio's fiscal year ending October 31, 1998 was 0.40% of the average daily net assets of the Vista Portfolio. From this fee, Chase paid Chase Asset Management an aggregate fee of 0.20% of the average daily net assets of the Vista Portfolio.

Vista Growth and Income Portfolio Managers

      Greg Adams and Diane Sobin, Senior Portfolio Managers at Chase, are responsible for the day to day management of the Vista Portfolio. Mr. Adams joined Chase in 1987 and has been a manager of the Vista Portfolio since March 1995.

      Ms. Sobin joined Chase in 1997 and has been a manager of the Vista Portfolio since July 1997. Prior to joining Chase, Ms. Sobin was a senior portfolio manager at Oppenheimer Funds Inc. where she managed mutual funds. Prior to 1995, Ms. Sobin was a senior portfolio manager at Dean Witter Discover, where she managed several mutual funds and other accounts.

      Dave Klassen, Director, U.S. Funds Management and Equity Research at Chase, is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Mr. Klassen joined Chase in 1992. Prior to joining Chase in 1992, Mr. Klassen was a vice president and portfolio manger at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts.

Year 2000 issues

      The services provided to the Portfolio by GW Capital and similarly the services provided by Chase to the Vista Portfolio depend on the smooth functioning of their respective computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. GW Capital and Chase have been actively working on necessary changes to their respective computer systems to deal with the year 2000 issue and to obtain assurances from service providers that they are taking similar steps.

                 IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing In the Portfolio

      Shares of the Portfolio are not for sale directly to the public. Currently, the Portfolio shares are sold to separate accounts of GWL&A to fund benefits under certain group variable annuity contracts. In the future, Portfolio shares may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to that.

Share Price

      The price for buying or selling the Portfolio's shares is the net asset value per share of that Portfolio. We compute the net asset value per share by dividing the net assets of the Portfolio (that is, the value of the Portfolio's investment in the Vista Portfolio less Portfolio expenses and liabilities) by the number of outstanding Portfolio shares. We generally calculate the Portfolio's NAV as of the close of regular trading on the New York Stock Exchange (currently, 4:00 p.m. New York Time), on each day the New York Stock Exchange is open for business. When you buy or redeem shares of the Portfolio, your share price will be the price next computed after we receive your purchase or redemption order. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ.

      Since the Portfolio invests all its assets in the Vista Portfolio, the value of the Portfolio's shares depends upon the investment performance of the Vista. If the securities owned by the Vista Portfolio increase in value, the value of the Portfolio's shares will increase and vice versa.

Vista Portfolio Share Price

      The Vista Portfolio generally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, the time at which the NAV is calculated may differ. The NAV of the Vista Portfolio is based on the market value of the securities in which it invests. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Chase believes accurately reflects fair value. Certain short-term securities are valued on the basis of amortized cost.

Dividend and Capital Gain Distributions

      Dividends from the investment income of the Portfolio are declared and reinvested quarterly in additional shares of the Portfolio at net asset value. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been realized and are reinvested in additional shares of the Portfolio at net asset value.

Tax Consequences

      The Portfolio is not currently a separately taxable entity. It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

      Tax consequences of your investment in the Portfolio depend on the provisions of the variable annuity contract through which you invest in the Portfolio. For more information please refer to your contract.

Annual and Semi-Annual Shareholder Reports

      The fiscal year of the Portfolio ends on October 31 of each year. Twice a year you will receive a report containing a summary of the Portfolio's performance and other information.

                        CHANGE OF INVESTMENT STRATEGY

      The Portfolio may withdraw its investment in the Vista Portfolio at any time without shareholder approval if the Board of Directors of the Fund decides it is in the best interest of the Portfolio. Upon any such change, the Board will consider what action may be taken, including the investment of assets of the Portfolio in another underlying mutual fund having the same investment objective as the Portfolio or the retention of an investment adviser to manage the Portfolio's assets in accordance with the investment objective. The investment objective of the Portfolio as well as the investment objective of the Vista Portfolio, can only be changed with shareholder approval.

                             FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions.) This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report. A free copy of the Annual Report is available upon request.

--------------------------------------------------------------------------------------
                                      1998          1997         1996        1995
                                  ----------------------------------------------------

Net Asset Value, Beginning of                   $             $           $
Period                                          1.3957        1.2133      1.0000

Income from Investment Operations

Net Investment Income
                                                0.0158        0.0219      0.0174

Net Gain or Losses on Securities
(both realized and unrealized)
                                                0.3677        0.2147      0.2133
                                                --------------------------------------

Total Income From Investment
Operations                                      0.3835        0.2366      0.2307

Less Distributions

Dividends (from net investment
income)                                         (0.0162)      (0.0215)    (0.0174)

Distributions (from capital
gains)                                          (0.1040)      (0.0327)
                                                --------------------------------------

Returns of Capital

Total Distributions
                                                (0.1202)      (0.0542)    (0.0174)
                                                --------------------------------------

Net Asset Value, End of Period                  $             $           $
                                                1.6590        1.3957      1.2133
                                                ==========================------------

Total Return
                                                29.33%        20.01%      22.25%

Ratios/Supplemental Data

Net Assets, End of Period                       $             $           $
                                                135,053,616   86,430,279  49,403,163

Ratio of Expenses to Average Net
Assets                                          1.00%         1.00%       1.01%*

Ratio of Net Investment Income
to Average Net Assets                           1.08%         1.75%       2.21%*
--------------------------------------------------------------------------------------

-----------
1 For 1995 the period is from December 21, 1994[inception] to October 31,
1995.
* Annualized

STATEMENT OF ADDITIONAL INFORMATION (SAI)

      The SAI, dated March 1, 1999 contains more details about the investment policies and techniques of the Fund and the Portfolio. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

      Additional information about the Portfolio's investments and the investments of the Vista Portfolio is available in the Fund Portfolio's annual and semi-annual reports to shareholders. In the Fund Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

      For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about a Fund, call 1-800-689-3000.

      The SAI and the annual and semi-annual reports are available on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. You can also review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.


This  prospectus  should be read and retained for future
                      reference.

                           MAXIM SERIES FUND, INC.
                                 (the "Fund")

------------------------------------------------------------------------------


                    Maxim Vista Growth & Income Portfolio
                              (the "Portfolio")


------------------------------------------------------------------------------

                 STATEMENT OF ADDITIONAL INFORMATION ("SAI")


      Throughout this SAI, "the Portfolio" is intended to refer to the Portfolio listed above, unless otherwise indicated. This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated March 1, 1999. Requests for copies of the Prospectus should be made by writing at 8515 East Orchard Road, Englewood, Colorado 80111, or by calling (303) 689-3000. The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.



                                March 1, 1999

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






                                TABLE OF CONTENTS



                                                                            Page
INFORMATION ABOUT THE FUNDS.................................2

INVESTMENT LIMITATIONS......................................2

INVESTMENT POLICIES AND PRACTICES...........................3

MANAGEMENT OF THE FUND......................................17

INVESTMENT ADVISORY SERVICES................................18

PURCHASE, REEMPTION AND PRICING OF SHARES...................24

INVESTMENT PERFORMANCE......................................24

DIVIDENDS, DISTRIBUTION AND TAXES...........................26

OTHER INFORMATION...........................................29

FINANCIAL STATEMENTS........................................30

APPENDIX....................................................31

APPENDIX A..................................................33

                                    34
                       INFORMATION ABOUT THE PORTFOLIO

      Maxim Series Fund, Inc. is an open-end management investment company (the "Fund"). The Fund offers thirty-three investment portfolios. The Fund commenced business as an investment company in 1982. The Maxim Vista Growth & Income Portfolio (the "Portfolio") was added effective December 21, 1994. The Portfolio invests all of its assets in the Vista Growth and Income Portfolio (the "Vista Portfolio"), a non-diversified open-end management investment company. The Portfolio is a "no-load" investment meaning you pay no sales charges or distribution fees. GW Capital Management, LLC ("GW Capital "), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as the Fund investment adviser.

Non-Diversified Portfolio of Securities

      The Portfolio is considered "non-diversified" because it invests all of its assets in one issuer. This means that. The Vista Portfolio in which the Portfolio invests is also non-diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. Since a relatively high percentage of the Vista Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Vista Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

INVESTMENT LIMITATIONS

      The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise indicated, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, the indicated percentage or quality standard limitation will be determined immediately after and as a result of the Portfolio's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations. The Portfolio's fundamental investment policies and limitations cannot be changed without approval by vote of a "majority of the outstanding voting shares" (as defined in the Investment Company Act of 1940 ("the 1940 Act")) of the Portfolio. Because the Portfolio invests all of its assets in the Vista Portfolio, compliance with these limitations will be based on the Vista Portfolio's investments.

the Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances, and positions in permissible options and futures will not be subject to this restriction.

2. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

3. Purchase or sell interests in commodities, commodities contracts, or real estate, (including limited partnership interests but excluding securities secured by real estate or interests therein), except that the Portfolio may purchase securities of issuers which invest or deal in any of the above and may engage in permissible futures and options transactions, permissible forward purchases or sales of foreign currencies or securities, and the purchase and sale of mortgage-backed securities.

4. Make loans, except as provided in limitation (5) below and except through the purchase of debt instruments (including, without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan) and further, through the use of repurchase agreements or the purchase of short-term obligations.

5. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Securities Loans" in this Statement of Additional Information.

6. Borrow amounts in excess of 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes or by engaging in reverse repurchase transactions; nor may the Portfolio pledge, mortgage, or hypothecate more than 1/3 of its net assets to secure such borrowings. In the event the Portfolio borrows in excess of 5% of its total assets, the Portfolio will not purchase additional investment securities until any borrowings that exceed 5% of the Portfolio's total assets are repaid.

7. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with borrowings mentioned in limitation (6) above, and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets, taken at market value at the time thereof; provided that collateral arrangements with respect to permissible futures and options transactions, including initial and variation margin payments, are not considered to be the pledge of assets for purposes of this restriction.

8. Underwrite securities of other issuers except insofar as the Vista Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

9. Issue any senior security (as defined in the 1940 Act), except that (a) the Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under the Portfolio's investment policies and applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under the Portfolio's investment policies and applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to the Portfolio's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

 ......In the event the Portfolio  redeemed its investment in the Vista Portfolio and GW Capital were to manage the Portfolio's  assets directly (or delegate such
management  to  a   sub-adviser),   the  Portfolio   would  be  subject  to  the
above-described fundamental investment policies. If the Portfolio redeemed its investment in the Vista Portfolio and invested in another investment company, the shareholders of the Portfolio would be asked to approve the adoption of the investment policies of such investment company to the extent necessary or appropriate to allow the Portfolio to make such investment.

                        INVESTMENT POLICIES AND PRACTICES

      Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolio's investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

      The  Portfolio  invests  all of its  assets  in the Vista  Portfolio.  The
Portfolio therefore indirectly bears the investment risk associated with the investments of the Vista Portfolio. The following pages contain more detailed information about types of securities in which the Vista Portfolio may invest. The Chase Manhattan Bank ("Chase") may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Vista Portfolio's investment objectives and policies and that doing so will help the Vista Portfolio achieve its objectives. The Vista Portfolio may invest in all these securities or use all of these techniques.

Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

      Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which the Vista Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      The dependence on the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

      These investment risks may involve, among other considerations, risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches) and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

Borrowings. The Vista Portfolio may borrow money from banks for temporary or short-term purposes but not to buy additional securities, which is known as "leveraging."

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

Convertible Securities. The Vista Portfolio may invest in convertible securities, which are securities generally offering fixed interest or dividend yields that may be converted either at a stated price or stated rate to common or preferred stock.

Depositary Receipts. The Vista Portfolio may invest its assets in securities of multi-national companies in the form of American Depositary Receipts or other similar securities representing securities of foreign issuers, such as European Depositary Receipts, Global Depositary Receipts and other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Vista Portfolio treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies.

Foreign Securities. For purposes of the Vista Portfolio's investment policies, the issuer of a security may be deemed to be located in a particular country if
(i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer has at least 50% of its assets situated in such country.

Forward Commitments. The Vista Portfolio may purchase securities on a forward commitment basis. In order to invest the Vista Portfolio's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the Vista Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of the Vista Portfolio consisting of cash or liquid securities equal to the amount of the Vista Portfolio's forward commitments will be established at the Vista Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Vista Portfolio.

      Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Vista Portfolio's investment portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Vista Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Vista Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

      To  the  extent  the  Vista  Portfolio   engages  in  forward   commitment
transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

Illiquid Securities. For purposes of its limitation on investments in illiquid securities, the Vista Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Vista Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

      One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees of the Vista Portfolio have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Vista Portfolio's purchases and sales of Rule 144A securities and Section 4(2) paper.

Investment Grade Debt Securities. The Vista Portfolio may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of comparable quality.

Money Market Instruments. The Vista Portfolio may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

Other Investment Companies. Apart from the Portfolio investing all its assets in the Vista Portfolio, the Vista Portfolio may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Other investment companies may charge additional fees.

Real Estate Investment Trusts. The Vista Portfolio may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

Repurchase Agreements. The Vista Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Vista Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, the Vista Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Vista Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Vista Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Vista Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Vista Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Vista Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Vista Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Vista Portfolio. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Vista Portfolio's restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the Vista Portfolio with an agreement to repurchase the securities at an agreed upon price and date. The Vista Portfolio may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Vista Portfolio enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Vista Portfolio would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Vista Portfolio is obliged to purchase the securities.

Securities Loans. To the extent specified in its Prospectus, the Vista Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of the Vista Portfolio's total assets. In connection with such loans, the Vista Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. The Vista Portfolio may increase its income through the investment of cash collateral. The Vista Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by the Vista Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. The Vista Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with the Vista Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

Stand-By Commitments. In a put transaction, the Vista Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles the Vista Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Vista Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.

Stripped Obligations. The Vista Portfolio may invest in stripped obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The risk is greater when the period to maturity is longer. The Vista Portfolio may invest up to 20% of its total assets in stripped obligations only where the underlying obligations are backed by the full faith and credit of the U.S. Government.

Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions. Obligations of supranational agencies are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

      In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if the Vista Portfolio were required to liquidate any of them, it might not be able to do so advantageously; accordingly, the Vista Portfolio normally holds such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Additional Policies: Derivative and Related Transactions

      Introduction.  As explained  more fully  below,  the Vista  Portfolio  may employ  derivative  and  related  instruments  as  tools  in the  management  of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

      Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. Derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for the Vista Portfolio.

      The Vista Portfolio may invest its assets in derivative and related instruments subject only to the Vista Portfolio's investment objective and policies and the requirement that the Vista Portfolio maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Vista Portfolio.

      The value of some derivative or similar instruments in which the Vista Portfolio may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Vista Portfolio--the ability of the Vista Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the Vista Portfolio's advisers inaccurately forecast such factors and take positions in derivative or similar instruments contrary to prevailing market trends, the Vista Portfolio could be exposed to the risk of a loss. The Vista Portfolio might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

      Set forth below is an explanation of the various derivatives strategies and related instruments the Vista Portfolio may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Vista Portfolio's current prospectus as well as provide useful information to prospective investors.

Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Vista Portfolio may invest may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Vista Portfolio to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Vista Portfolio to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in the Vista Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of
"cross-hedges" between currencies. The Vista Portfolio's advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, the Vista Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. The Vista Portfolio is not required to use a hedging strategy and strategies not involving hedging invoke leverage and may increase the risk to the Vista Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to the Vista Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when the Vista Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent the Vista Portfolio from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, the Vista Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

      Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by the Vista Portfolio.

Options on Securities, Securities Indexes and Debt Instruments. The Vista Portfolio may purchase, sell or exercise call and put options on (i) securities,
(ii) securities indexes, and (iii) debt instruments. Specifically, the Vista Portfolio may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts. The Vista Portfolio may also
(i) employ  forward  currency  contracts and (ii)  purchase and sell  structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

      Although in most cases these options will be exchange-traded, the Vista Portfolio may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

      One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Vista Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Vista Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, the Vista Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Vista Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Vista Portfolio will not write uncovered options.

      In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, the Vista Portfolio writing a covered call (i.e., where the underlying securities are held by the Vista Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

      If a put or call option purchased by the Vista Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Vista Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Vista Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Vista Portfolio may be unable to close out a position.

Futures Contracts and Options on Futures Contracts. The Vista Portfolio may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

      The futures contracts and futures options may be based on various instruments or indices in which the Funds and Portfolios may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

      Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, the Vista Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where the Vista Portfolio intends to acquire an instrument or enter into a position. For example, the Vista Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

      When writing or purchasing options, the Vista Portfolio may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Vista Portfolio may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

      Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Vista Portfolio will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

Forward Contracts. The Vista Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. The Vista Portfolio that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Vista Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Vista Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Vista Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

      The Vista Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Vista Portfolio's investments or anticipated investments in securities denominated in foreign currencies. The Vista Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

      The Vista Portfolio may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

Interest Rate and Currency Transactions. The Vista Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of the Vista Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that the Vista Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

      The Vista Portfolio will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Vista Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that the Vista Portfolio is contractually obligated to make. If the other party to an interest rate or currency swap defaults, the Vista Portfolio's risk of loss consists of the net amount of interest or currency payments that the Vista Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Vista Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and their interest rate or currency swap positions.

      The Vista Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

      The Vista Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the Vista Portfolio's advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by the Vista Portfolio. In addition, the Vista Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. The Vista Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies.
Unanticipated changes in currency prices may result in poorer overall performance for the Vista Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Vista Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Vista Portfolio to certain risks.

      The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Vista Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit the Vista Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Vista Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Vista Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Vista Portfolio's assets that are the subject of such cross-hedges are denominated.

      The Vista Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. The Vista Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the Vista Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

Mortgage-Related Securities. The Vista Portfolio may purchase mortgage-backed securities-- i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration, which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

      The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security. In addition, as with callable fixed-income securities generally, if the Vista Portfolio purchased the securities at a premium, sustained early repayment would limit the value of the premium.

      The Vista Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.

      CMOs are structured into multiple classes, each bearing a different expected average life and/or stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

      REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

      The Vista Portfolio's advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. The Vista Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related  securities  are developed and offered to investors,  the Funds and Portfolios may consider making investments in such new types of mortgage-related securities.

Dollar Rolls. Under a mortgage "dollar roll," the Vista Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Vista Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Vista Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. the Vista Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time the Vista Portfolio enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Vista Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Also, these transactions involve some risk to the Vista Portfolio if the other party should default on its obligation and the Vista Portfolio is delayed or prevented from completing the transaction. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Vista Portfolio's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Vista Portfolio's obligation to repurchase the securities.

Asset-Backed Securities. The Vista Portfolio may invest in asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables. These securities also include conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities
already   exist,   including,   for  example,   "Certificates   for   Automobile
ReceivablesSM" or "CARSSM" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. The Vista Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

Structured Products. The Vista Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. The Vista Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

      The Vista Portfolio may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When the Vista Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Vista Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. The Vista Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although the Vista Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Vista Portfolio's fundamental investment limitation related to borrowing and leverage.

      Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Vista Portfolio's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Vista Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

      Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

Additional Restrictions on the Use of Futures and Option Contracts. the Vista Portfolio is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Vista Portfolio may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Vista Portfolio's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

      When the Vista Portfolio purchases a futures contract, an amount of cash or cash equivalents or liquid securities will be deposited in a segregated account with the Vista Portfolio's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                            MANAGEMENT OF THE FUND

The Fund

Directors and Officers

      The directors and executive officers of the Fund, their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each director and officer is 8515 East Orchard Road, Englewood, Colorado 80111 (unless otherwise indicated). Those directors and officers who are "interested persons" (as defined in the Investment Company Act of 194, as amended) by virtue of their affiliation with either the Fund or GW Capital are indicated by an asterisk (*).

Rex Jennings  (74),  Director;  President  Emeritus,  Denver Metro  Chamber of
Commerce.

Richard P.  Koeppe  (67),  Director;  Retired  Superintendent,  Denver  Public
Schools.

*Douglas L. Wooden (42),  Directorand  President;  Executive  Vice  President,
      Financial Services (1998 to Present); Senior Vice President, Financial Services of GWL&A (1996-1998);Senior Vice President, Chief Financial Officer of GWL&A (1991-1996)

*James D. Motz (49), Director; Executive Vice President,  Employee Benefits of
      GWL&A (1997 to present) Senior Vice President, Employee Benefits of GWL&A (1991-1997).

Sanford Zisman (59), Director; Attorney, Zisman & Ingraham, P.C.

*DavidG. McLeod (36), Treasurer;  Vice President,  Investment Operations,  (1998
      to Present) Assistant Vice President, Investment Administration of GWL&A (1994 to 1998); Manager, Securities and Equities Administration of GWL&A (1992-1994).

*Bruce  Hatcher  (35),  Assistant  Treasurer,   Manager,   Investment  Company
      Administration (1998 - present); Associate Manager, Separate Account Administration (1993-1998)

*Beverly A. Byrne  (43),  Secretary,  is  Assistant  Vice  President,  Associate
      Counsel and Assistant Secretary of GWL&A (1997 - present); Assistant Counsel and Assistant Secretary of GWL&A (1993-1997).

Compensation

      The Fund pays no salaries or compensation to any of its officers or directors affiliated with GW Capital or its affiliates. The chart below sets forth the annual fees paid or expected to be paid to the non-interested directors and certain other information.

--------------------------------------------------------------------------------
                         R.P. Koeppe         R. Jennings          S. Zisman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Compensation
Received from the          $ 9,000            $ 11,000            $ 11,000
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Pension or
Retirement Benefits          $ 0                 $ 0                 $ 0
Accrued as Fund
Expense
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Compensation
Received from the         $ 19,000            $ 21,000            $ 21,000
Fund and All
Affiliated Funds*
--------------------------------------------------------------------------------

* As of October 31, 1998 there were thirty-six funds for which the directors serve as Directors or Trustees, of which twenty-eight are portfolios of the Fund. The total compensation paid is comprised of the amount estimated to be paid during the Fund's current fiscal year by the Fund and its affiliated investment companies.

Ownership of the Fund

      All of the shares of the Portfolio are owned by FutureFunds II Series Account a separate account of Great-West Life & Annuity Insurance Company.

                         INVESTMENT ADVISORY SERVICES

Investment Adviser

      GW Capital is a Colorado corporation, located at 8515 East Orchard Road, Englewood, Colorado 80111, and serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 1, 1982. GW Capital is a wholly owned subsidiary of GWL&A which is a wholly owned subsidiary of The Great-West Life Assurance Company ("Great-West"), a Canadian stock life insurance company. Great-West is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% subsidiary of Power Financial Corporation, Montreal, Quebec. Power Corporation of Canada, a holding and management company has voting control of Power Financial Corporation. Mr. Paul Desmarais, and his associates, a group of private holding companies, have voting control of Power Corporation of Canada.

Investment Advisory Agreement

      The Investment Advisory Agreement became effective April 1, 1982 and was most recently amended December 5, 1997. As approved, the Agreement will remain in effect until November 1, 1999 and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or interested persons of any such party. Any amendment to the Agreement becomes effective with respect to a Portfolio upon approval by a vote of a majority of the voting securities of the specific Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by GW Capital, each on 60 days' written notice to the other party.

      Under the terms of the investment advisory agreement with the Fund, GW Capital acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of the Fund in accordance with each portfolio's investment objective, policies and limitations. GW Capital also provides the Fund with all necessary office facilities and personnel for servicing the portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of GW Capital, and all personnel of the Fund or GW Capital performing services relating to research, statistical and investment activities.

      In addition, GW Capital , subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the portfolios; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

Management Fees

      The Portfolio pays a management fee to GW Capital for managing its investments and business affairs. GW Capital is paid monthly at an annual rate of x.xx% of the Portfolio's average net assets. For the period of November 1, 1997 to October 31, 1998, GW Capital was paid $ 832,302 for the services it provided to the Portfolio.

The Vista Portfolio

Trustees and Officers

      The Trustees and officers and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act).

FERGUS REID, III - Chairman and Trustee. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Address: 202 June Road, Stamford, Connecticut 06903. Age: 66

H. RICHARD VARTABEDIAN* - Trustee and President. Investment Management Consultant, formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, Maine 04576. Age: 62

WILLIAM J. ARMSTRONG -  Trustee.  Vice President and Treasurer,
Ingersoll-Rand Company. Address: 49 Aspen Way, Upper Saddle River, New Jersey 07458; Age: 56.

JOHN R.H. BLUM - Trustee. Attorney in private practice; formerly partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture, State of Connecticut 1992-1995. Address: 322 Main Street, Lakeville, Connecticut 06039; Age: 69

STUART W. CRAGIN, JR. - Trustee. Retired; formerly, President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Address: 108 Valley Road, Cos Cob, Connecticut 06807. Age: 65

ROLAND R. EPPLEY, JR. - Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds,
Inc.  Address: 105 Coventry Place, Palm Beach Gardens, Florida 33418; Age: 66.

JOSEPH J. HARKINS* - Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He was employed by Chase in numerous capacities as an officer from 1954 through 1989. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Address: 257 Plantation Circle South, Ponte Verde Beach, Florida 32082; Age: 67.

SARAH JONES* - Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of The Chase Manhattan Bank.
Address:  One Chase Manhattan Plaza, 3rd Fl., New York, NY 10081;  Age: 47.

W.D. MACCALLAN - Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; formerly Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Address:
624 East 45th Street Savannah, Georgia 31405;   Age: 71.

W. PERRY NEFF - Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; formerly Director and Chairman of The Hanover Funds Inc.; formerly Director, Chairman and President of The Hanover Investments Funds Inc. Address: RR 1 Box 102, Weston, Vermont 05181; Age: 71

LEONARD M. SPALDING, JR.* - Trustee. Executive Vice President and Chief Executive Officer for Chase Mutual Funds, Corp.; President and Chief Executive Officer of Vista Capital Management; formerly Chief Investment Executive of The Chase Manhattan Private Bank. Address: 2025 Lincoln Park Road, Springfield, KY 40069; Age: 63

DR. RICHARD E. TEN HAKEN - Trustee. Former District Superintendent of Schools, Monroe No.2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System. Address: 4 Barnfield Road, Pittsfield, New York 14534. Age: 64

IRVING L. THODE - Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Address: 80 Perkins Road, Greenwich, Connecticut 06830. Age: 67

MARTIN R. DEAN - Treasurer. Associate Director, accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994).
Address:  3435 Stelzer Road, Columbus, OH 43219.  Age:  34.

LEE SCHULTHEIS - Assitant Treasurer and Assistant Secretary. President, BISYS Fund Distributors; formerly Managing Director, Forum Financial Group.
Address:  One Chase Manhattan Plaza, Third Floor, New York, New York 10081.
Age:  42.

RICHARD BAXT - Secretary, Senior Vice President, Client Services, BISYS Fund Services; formerly General Manager of Investment and Insurance, First Fidelity Bank, President of First Fidelity Brokers, and President of Citicorp Investment Services. Address: 125 W. 55th Street, New York, NY 10019. Age 45.

VICKY M. HAYES - Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Address: One Chase Manhattan Plaza, 3rd Fl., New York, NY 10081. Age 37.

ALAINA METZ - Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Deprartment, Alliance Capital Management, L.P. Address 3435 Stelzer Road, Columbus, OH 43219. Age 31.

* Interested person as defined under the 1940 Act. Mr. Reid is not an interested person of Growth & Income's investment advisor or principal underwriter, but may be deemed an interested person of Growth & Income solely by reason of being an officer of Growth & Income.

      The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended October 31, 1998.

      The board of Trustees has established an Investment Committee. The members of the Investment Committee are Messrs. Vartabedian (President), Reid and Spalding. The function of the Investment Committee is to review the investment management process of Growth & Income.

      The Trustees and officers of Growth & Income appearing above also serve in the same capacities with respect to Mutual Fund Group, Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio and International Equity Portfolio.

Investment Adviser of Vista Portfolio

      The Chase Manhattan Bank ("Chase") is a New York bank, located at 270 Park Avenue, New York, New York 10017, and serves as the investment adviser of the Vista Portfolio pursuant to an investment advisory agreement, dated May 6, 1996. Chase is a commercial bank and a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company.

      Subject to policies of the Board of Trustees, Chase makes investment decisions for the Vista Portfolio. Chase also provides the Vista Portfolio with such investment advice and supervision as it deems necessary for the proper supervision of the portfolio's investments. Chase provides investment programs and determines what securities shall be purchased, sold or exchanged and what portion the Vista Portfolio's assets shall be held uninvested.

      Chase furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for Vista Portfolio. The advisory agreement for Vista Portfolio will continue in effect from year to year if approved annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of Vista Portfolio and, by a majority of the Trustees who are not parties to the contract or interested persons of any such party.

                                   Sub-Advisor

      Chase has entered into an investment sub-advisory agreement dated as of May 6, 1996 with Chase Asset Management, Inc. ("CAM"). CAM is located at 1211 Avenue of the Americas, New York, NY 10036. CAM makes decisions concerning, and places all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales with respect to the day-to-day management of the Vista Portfolio

      CAM is a wholly-owned operating subsidiary of Chase. CAM is registered with the Securities and Exchange Commission as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase.

      The advisory and sub advisory agreements are terminable without penalty by the Vista Portfolio. No penalty will apply if the Vista Portfolio provides not more than 60 days, nor less than 30 days, written notice authorized either by a majority vote of the investors or a vote of a majority of the Board of Trustees. The agreements are also terminable without penalty by Chase or CAM. No penalty will apply if Chase or CAM provides not more than 60 days, nor less than 30 days, written notice. The agreements will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that Chase and/or CAM shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission. This limitation will not apply for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties.

      Under the Advisory Agreement, Chase may utilize the specialized portfolio skills of all its various affiliates, thereby providing greater opportunities and flexibility in accessing investment expertise.

Advisory Fees of Vista Portfolio

      In consideration of the services provided by Chase pursuant to the advisory agreement with Vista Portfolio Chase will receive an investment advisory fee computed and paid monthly based on an annual rate equal to .40% of the average daily net assets. However, Chase may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. Out of its advisory fees, Chase pays CAM a sub-advisory fee computed and paid monthly based on an annual rate equal to .20% of the average daily net assets.

      In consideration of the services Chase provides pursuant to an administration agreement, Chase receives a fee computed and paid monthly at an annual rate equal to 0.05% of the average daily net assets. Chase may voluntarily waive a portion of the fees payable to it with respect to Growth & Income on a month-to-month basis.

      For the period of November 1, 1997 to October 31, 1998, Chase was paid $xxxxxxx for the services it provided to the Portfolio.

               Portfolio Transactions and Brokerage Allocation

      Because the Portfolio invests all of its assets in the Vista Portfolio, the information listed below on portfolio transactions and brokerage allocation is based upon the actions of the Vista Portfolio. Specific decisions to purchase or sell securities for the Vista Portfolio are made by a portfolio manager who is an employee of Chase or CAM to the Vista Portfolio and who is appointed and supervised by senior officers of Chase or CAM. Changes in the Vista Portfolio's investments are reviewed by the Board of Trustees of the Vista Portfolio. The portfolio managers may serve other clients of the advisers in a similar capacity.

      The frequency of the Vista Portfolio's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. The Vista Portfolio will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. The Vista Portfolio applies this policy with respect to both the equity and debt portions of its portfolio.

      The portfolio turnover rates for the Vista Portfolio for the fiscal years ended October 31, 1996, 1997 and 1998 were 62%, 65% and xx% respectively.

      Under the advisory agreement and the sub-advisory agreement, Chase and CAM use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Vista Portfolio. In assessing the best overall terms available for any transaction, Chase and CAM consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to Chase or CAMs, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Vista Portfolio's adviser and sub-adviser are not required to obtain the lowest commission or the best net price for the Vista Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to the Vista Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

      Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Vista
Portfolio's adviser or sub-adviser normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to Chase or CAM on the tender of the Vista Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Vista Portfolio by Chase and CAM. At present, no other recapture arrangements are in effect.

      Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, Chase or CAM may cause the Vista Portfolio to pay a broker-dealer which provides brokerage and research services to Chase or CAM, the Vista Portfolio and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Vista Portfolio in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Vista Portfolio. Chase and CAM report to the Board of Trustees regarding overall commissions paid by the Vista Portfolio and their reasonableness in relation to the benefits to the Vista Portfolio. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

      The management fees that the Vista Portfolio pays to Chase will not be reduced as a consequence of Chase's or CAM's receipt of brokerage and research services. To the extent the Vista Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Vista Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to Chase or CAMs in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to Chase and CAM in carrying out their obligations to the Vista Portfolio. While such services are not expected to reduce the expenses of Chase or CAMs, Chase would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

      In certain instances, there may be securities that are suitable for one or more of the Vista Portfolio as well as one or more of Chase's or CAM's other clients. Investment decisions for the Vista Portfolio and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Vista Portfolio are concerned. However, it is believed that the ability of the Vista Portfolio to participate in volume transactions will generally produce better executions for the Vista Portfolio.

      No portfolio transactions are executed with Chase or CAM or a Vista Portfolio shareholder servicing agent, or with any affiliate of Chase or CAM or a Vista Portfolio shareholder servicing agent, acting either as principal or as broker.

                  PURCHASE REDEMPTION AND PRICING OF SHARES

Purchase and Redemption of Shares. The Prospectus fully describes how shares of the Portfolio may be purchased and redeemed. That disclosure is incorporated by reference into this SAI. Please read the Prospectus carefully.

Pricing of Shares. The net asset value of the Portfolio is determined in the manner described in the Prospectus. The Portfolio invests all of its assets in the Vista Portfolio which values its shares as also described in the Prospectus.

INVESTMENT PERFORMANCE

Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of the Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

      P(I+T)n = ERV

Where:      P     =     a hypothetical initial payment of $1,000

            T     =     average annual total return

            n     =     number of years

            ERV = ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

      The computation above assumes that all dividends and distributions made by the Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

      One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of the Portfolio, or of a hypothetical investment in the Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

      Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

      The Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

      The Portfolio may also publish its distribution rate and/or its effective distribution rate. The Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Portfolio's yield is calculated using a standardized formula. The income component of the formula is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis). The distribution rate on the other hand is based on the Portfolio's last monthly distribution. The Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

      Other data that may be advertised or published about the Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of the Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

      2[( a - b + 1 )6 - 1 ]
          (cd)

Where:      a =   net investment income earned during the period

            b =   net expenses accrued for the period

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends

            d =   the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in the Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if the Portfolio has not been in existence for at least ten years.

FORMULA:    P(1+T)  to the power of N = ERV

WHERE:          T =   Average annual total return

                N = The number of years including portions of years where applicable for which the performance is being measured

          ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

          P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

    T =   [(ERV/P) to the power of 1/N]-1

Performance Comparisons

      Performance    information   contained   in   reports   to   shareholders,
advertisement, and other promotional materials may be compared to that of various unmanaged indexes. These indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating expenses.

      Advertisements quoting performance rankings of the Portfolio as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morning Star, Inc., and advertisements presenting the Portfolio's the historical performance, may form time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or any other media on behalf of the Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

      The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

      The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, the Portfolio will seek to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Portfolio will not be subject federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. The Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by a Fund made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, currencies (the "Income Requirement").

      Certain debt securities purchased by the Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for Federal income tax purposes. Whether or not the Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

      In addition, the Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than six months from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless the Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than six months from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period the Portfolio held the security. The Portfolio may be required to capitalize, rather than deduct currently, part of all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless the Portfolio makes the election to include market discount in income currently).

      If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

      If the Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

      If the Portfolio determines that the Portfolio will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies

      A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      U.S. Treasury regulations may permit a regulated investment company, in determining its investment company taxable income and undistributed net capital for any taxable year, to treat any capital loss incurred after October 31 as if it had been incurred in the succeeding year. For purposes of the excise tax, a regulated investment company may: (I) reduce its capital gain net income by the amount of any net ordinary loss for any calendar year; and (ii) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions

      The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will generally not qualify for the 70% dividends-received deduction for corporations.

      The Portfolio may either retain or distribute to shareholders the Portfolio's net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his or her shares. Conversely, if the Portfolio elects to retain net capital gain, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the then current applicable corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected the Portfolio will also elect to have shareholders treated as having received a distribution of such gain, with the result that the shareholders will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of tax paid by the Portofolio on the gain, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

      Investors should be careful to consider the tax implications of purchasing shares just prior to the next dividend date of any ordinary income dividend or capital gain dividend. Those purchasing just prior to an ordinary income dividend or capital gain dividend will be taxed on the entire amount of the dividend received, even though the net asset value per share on the date of such purchase reflected the amount of such dividend.

      Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and will reduce) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

      Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, distributions declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31, of such calendar year if such distributions are actually made in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Sale or Redemption of Fund Shares

      A shareholder will recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than 18 months. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, special holding period rules provided in Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. For shareholders who are individuals, long term capital gains (those arising from sales of assets held for more than 18 months) are currently taxed at rates of 10-20%; mid-term gains (those arising from sales of assets for more than 12 months) are currently taxed at the same rate as the individual's ordinary income, subject to a maximum rate of 28 percent and the deduction of capital losses is subject to limitation. Each January, the Portfolio will provide to each investor and to the IRS a statement showing the tax characterization of distributions paid during the prior year.

Backup Withholding

      The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." The Portfolio also reserves the right to close accounts that fail to provide a certified tax identification number, by redeeming such accounts in full at the current net asset value.

Effect of Future Legislation; Local Tax Considerations

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investments in the Funds.

                              OTHER INFORMATION

Voting Rights

      The shares of the Portfolio have no preemptive or conversion rights. Voting and dividends rights, the right or redemption, and exchange privileges are described in the Prospectus. Shares are fully paid and nonassessable. The Fund or any portfolio may be terminated upon the sale of its assets to another investment company (as defined in the Investment Company Act of 1940, as amended), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund or the Portfolio will continue indefinitely.

Custodian

      The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the Fund's assets. The custodian is responsible for the safekeeping of a portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a portfolio. However, a portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Independent Auditors

Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP examines financial statements for the Fund and provides other audit, tax, and related services.

                             FINANCIAL STATEMENTS

The Portfolio's audited financial statements as of October 31, 1998, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-30D filed via EDGAR on December 30, 1998.

                                   APPENDIX

Corporate Bond Ratings by Moody's Investors Service, Inc.

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

      AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

      A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

      BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

      Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

      Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

      Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

      A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

      A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

      A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

      A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                  APPENDIX A

                      DESCRIPTION OF CERTAIN OBLIGATIONS
                   ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                        AGENCIES OR INSTRUMENTALITIES

Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

FNMA Bonds--are bonds guaranteed by the Federal National Mortgage
Association. These bonds are not guaranteed by the U.S. Government.

FHA Debentures--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

Student Loan Marketing Association ("Sallie Mae") Notes and bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                    PART C

                                OTHER INFORMATION

Item 22.          Financial Statements

            The  financial   statements  are   incorporated   by  referenced  to
            Registrant's N-30D filed via EDGAR on December xx, 1998.

Item 23.          Exhibits

            Items (a)-(b), (i) and (l) are incorporated by reference to Registrant's Pre Effective Amendment No. 1 to its Registration Statement dated March 10, 1982.

            Items (c), (e)-(f), (h), (k), (m) and (o) are not applicable

            Item (d) - is incorporated by reference to Registrant's Post Effective Amendment No. 53 to its Registration Statement dated September 5, 1997.

            Item (g) - is incorporated by reference to Registrant's Post Effective Amendment No. 24 to its Registration Statement dated March 1, 1993.

            Item (j) - written consent of Deloitte & Touche LLP, Independent Auditors for the Fund, will be filed by amendment.

            Item (n) is incorporated by reference to Registrant's N-30D filed via EDGAR on December 30, 1998.


Item 24.    Persons Controlled by or under Common Control with Registrant.

            See page C-2.

Item 25.    Indemnification.

Item 4, Part II of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.



                             ORGANIZATIONAL CHART
Power Corporation of Canada
      100% - 2795957 Canada Inc.
            100% - 171263 Canada Inc.
                  67.7% - Power Financial Corporation
                        81.2% - Great-West Lifeco Inc.
                              99.5% - The Great-West Life Assurance Company
                                    100%  -  Great-West  Life  &  Annuity  Insurance Company
                                          100% -  Anthem  Health  &  Life  Insurance Company
                                          100% -  First  Great-West  Life &  Annuity Insurance Company
                                          100%  -  GW  Capital  Management,  LLC
                                                100%    -    Orchard     Capital
                                                Management,LLC
                                                100% - Greenwood Investments, Inc.
                                          100% - Financial  Administrative  Services Corporation
                                          100% - One Corporation
                                                100% - One Health Plan of  Illinois, Inc.
                                                100% - One  Health  Plan  of  Texas, Inc.
                                                100%   -   One   Health    Plan   of California, Inc.
                                                100% - One Health Plan of  Colorado, Inc.
                                                100% - One Health  Plan of  Georgia, Inc.
                                                100%  - One  Health  Plan  of  North Carolina, Inc.
                                                100%   -   One   Health    Plan   of Washington, Inc.
                                                100% - One Health Plan of Ohio, Inc.
                                                100%   -   One   Health    Plan   of Tennessee, Inc.
                                                100% - One  Health  Plan of  Oregon, Inc.
                                                100% - One Health  Plan of  Florida, Inc.
                                                100% - One Health  Plan of  Indiana, Inc.
                                                100%   -   One   Health    Plan   of Massachusetts, Inc.
                                                100% - One Health Plan, Inc.
                                                100% - One  Health  Plan of  Alaska, Inc.
                                                100% - One Health  Plan of  Arizona, Inc.
                                                100% - One of Arizona, Inc.
                                                100% - One  Health  Plan  of  Maine, Inc.
                                                100% - One  Health  Plan of  Nevada, Inc.
                                                100%  -  One  Health   Plan  of  New Hampshire, Inc.
                                                100%  -  One  Health   Plan  of  New Jersey, Inc.
                                                100%  - One  Health  Plan  of  South Carolina, Inc.
                                                100%   -   One   Health    Plan   of Wisconsin, Inc.
                                                100% - One Health  Plan of  Wyoming, Inc.
                                                100% - One Orchard Equities, Inc.
                                          100% - Great-West Benefit Services, Inc.
                                                 12% - Private  Healthcare  Systems, Inc.
                                          100%  -     Benefits     Communication Corporation
                                          100% - BenefitsCorp Equities, Inc.
                                          100% - Greenwood Property Corporation
                                           95% - Maxim Series Fund, Inc.*
                                          100% - GWL Properties Inc.
                                                100%     -     Great-West     Realty Investments, Inc.
                                                 50% - Westkin Properties Ltd.
                                          100% - Confed Admin Services, Inc.
                                           92%** - Orchard Series Fund

                                          100% - Orchard Trust Company

* 5% New England Life Insurance Company
      ** 8% New England Life Insurance Company

Item 26.    Business and Other Connections of Investment Adviser.

      Registrant's investment adviser, GW Capital Management, LLC ("GW Capital Management"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. GW Capital Management provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and the Maxim Series Fund, Inc., which are registered investment companies. The directors and officers of GW Capital Management have held, during the past two fiscal years, the following positions of a substantial nature.

Name                    Position(s)
----                    -----------

John T. Hughes Director, Chairman of the Board and President, GW Capital Management; Senior Vice President and Chief Investment Officer (U.S. Operations), Great-West; Senior Vice President, Chief Investment Officer, GWL&A; Chairman of the Board, GWL Properties Inc.

Wayne Hoffmann          Director,  GW  Capital  Management;   Vice  President,
                        Investments, Great-West and GWL&A.

Mark S. Hollen          Director,  GW  Capital  Management;   Vice  President,
                        Financial   Services,   Great-West  and  GWL&A;  Chief
                        Operating Officer,  Financial  Administrative Services
                        Corporation.

James M. Desmond        Vice President, GW Capital Management;  Assistant Vice
                        President, Investments, Great-West and GWL&A.

David G. McLeod         Treasurer,  GW  Capital  Management;   Assistant  Vice
                        President,   Investment  Administration,   Great-West,
                        GWL&A   and    Financial    Administrative    Services
                        Corporation.

Beverly A. Byrne        Secretary,  GW Capital Management;  Assistant Counsel,
                        Great-West;    Assistant    Counsel   and    Assistant
                        Secretary,  GWL&A;  Assistant  Counsel and  Secretary,
                        Financial    Administrative    Services   Corporation;
                        Secretary,  One Orchard  Equities,  Inc., Confed Admin
                        Services,    Inc.,   BenefitsCorp   Equities,    Inc.,
                        Great-West  Variable  Annuity  Account  A,  and  Maxim
                        Series  Fund,  Inc.;  Assistant  Secretary,   Benefits
                        Communication   Corporation,   One   Corporation   and
                        Great-West Benefit Services, Inc.

Item 27.                Principal Underwriter.

                        (a)   Not applicable.

                        (b)   Not applicable.

                        (c)   Not applicable.

Item 28.Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Englewood, Colorado 80111; GW Capital Management, LLC, 8515 East Orchard Road, Englewood, Colorado 80111;

Item 29.  Management Services.

      Not applicable.

Item 30.  Undertakings.

      (a)   Not applicable.

      (b)   Not applicable.

      (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     S-1
                                  SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) and has duly caused Post-Effective Amendment No. 57 to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado, on the 30th day of December, 1998.

                             MAXIM SERIES FUND, INC.
                                  (Registrant)

                                   /s/ D.L. Wooden
                                       By:
                             President (D.L. Wooden)

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title                                               Date


/s/ D.L. Wooden
                                                               December 30, 1998
Chairman and Director  (D.L. Wooden)


/s/ R. Jennings*
                                                               December 30, 1998
Director  (R. Jennings)


/s/ R.P. Koeppe*
                                                               December 30, 1998
Director (R.P. Koeppe)


/s/ J.D. Motz
                                                               December 30, 1998
Director  (J.D. Motz)


/s/ S. Zisman*
                                                               December 30, 1998
Director (S. Zisman)


/s/ D.G. McLeod
                                                               December 30, 1998
Treasurer  (D.G. Mcleod)






*By:  /s/ B.A. Byrne                                           December 30, 1998
      B.A. Byrne
      Attorney-in-fact pursuant to Powers of Attorney filed under
Post-Effective Amendment No. 57 to this Registration Statement.

                                  SIGNATURES

Vista Growth and Income Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Maxim Series Fund, Inc., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of December, 1998.

                                    GROWTH AND INCOME PORTFOLIO


                              By:         /s/ H.Richard Vartabedian
                                    H. Richard Vartabedian
                                    President and Trustee

This Registration Statement on Form N-1A of Maxim Series Fund, Inc. has been signed below by the following persons in the capacities and on the dates indicated.


/s/ H.Richard Vartabedian       President and          December 29, 1998
H. Richard Vartabedian          Trustee


                              Chairman
Fergus Reid, III


                              Trustee
William J. Armstrong


                              Trustee
John R.H. Blum


                              Trustee
Joseph J. Harkins


                              Trustee
Richard E. Ten Haken


                              Trustee
Stuart W. Cragin, Jr.


                              Trustee
Irving Thode


                              Trustee
W. Perry Neff

                              Trustee
Roland R. Eppley, Jr.


                              Trustee
W.D. MacCallan


                              Trustee
Sarah E. Jones


                              Trustee
Leonard M. Spalding, Jr.


/s/ H.Richard Vartabedian     Attorney in Fact         December 29, 1998
H. Richard Vartabedian


/s/ Martin Dean               Treasurer and            December 29, 1998
Martin Dean                   Principal Accounting Officer